Note 1 Nature of Business	12 Months Ended
Jun. 30, 2015
Notes
Note 1 Nature of Business

Note 1  Nature of Business

Business Overview

Active With Me, Inc., (the “Company”), was incorporated in the State of Nevada on December 6, 2012 to create a web-based service that will offer travelers unique, relevant and user-friendly information on activity-based travel. Listings will be provided for product and service providers of interest to the activity-based traveler.